General information about the Company	12 Months Ended
Dec. 31, 2023
General information about the Company
General information about the Company

Note 1: General information about the Company

Founded in September 2006, Biophytis SA is a clinical-stage biotechnology company specializing in the development of treatments aimed at slowing down the degenerative processes associated with aging and improving functional outcomes for patients suffering from age-related diseases.

Biophytis is a limited company (société anonyme) subject to French law, with its registered office at 14, avenue de l’Opéra, 75001 Paris, France (Company registration number: 492 002 225 RCS PARIS).

The Company’s standard shares are listed on Euronext Growth Paris (Mnemo: ALBPS-ISIN: FR0012816825). The ADSs (American Depositary Shares) have been listed on the Nasdaq Capital Market since February 10, 2021 under the symbol “BPTS”.

Biophytis and its subsidiaries are hereinafter referred to as “Biophytis” or the “Company”.

The consolidated financial statements of Biophytis for the year ended December 31, 2023, or the “Financial Statements”, were prepared under the responsibility of the Company’s management and were approved and authorized for issue by the Company’s Board of Directors on April 8, 2024. The accounts will also be submitted to the Annual General Meeting for approval.